FAIR VALUE MEASUREMENTS (Details) $ in Thousands, € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	May 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of equity securities	¥ 102,000,000
Term of puttable bond		2 years			2 years	2 years	2 years
Unrealized gain on the available-for-sale securities	1,000,000
Change in fair value of warrants	0		¥ 0	¥ 0
Impairment of long-lived assets to be disposed of	373,732,000	$ 54,186	273,713,000	114,168,000
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Derivative, notional amount		560,000			€ 250	¥ 2,000		$ 630,000	€ 20	¥ 0
Loss/ gain on derivative	¥ 164,000,000		289,000,000
Foreign exchange option
FAIR VALUE MEASUREMENTS
Derivative, notional amount		65,000			€ 50			120,000			$ 0
Derivative sold, notional amount | $		$ 50,000						$ 90,000			$ 170,000
Remaining maturity of foreign currency derivative	12 months	12 months
Loss/ gain on derivative	¥ 4,000,000		19,000,000	4,000,000
Convertible senior note payable
FAIR VALUE MEASUREMENTS
Loss/ gain on derivative	¥ 12,000,000		¥ 192,000,000
Interest Rate Swap
FAIR VALUE MEASUREMENTS
Derivative, notional amount				¥ 79,000,000